Loss Allowance For Expected Credit Losses On Credit Exposures Not Measured At Fair Value Through Profit or Loss	12 Months Ended
Dec. 31, 2023
Statement [LineItems]
Loss Allowance For Expected Credit Losses On Credit Exposures Not Measured At Fair Value Through Profit or Loss
9.	LOSS ALLOWANCE FOR EXPECTED CREDIT LOSSES ON CREDIT EXPOSURES NOT MEASURED AT FAIR VALUE THROUGH PROFIT OR LOSS
The Bank recognizes a loss allowance for expected credit losses on all credit exposures not measured at fair value through profit or loss, like debt instruments measured at amortized cost, debt instruments measured at fair value through other comprehensive income, loan commitments and financial guarantee contracts (not measured at fair value through profit or loss), contract assets and lease receivables.
Note 13 discloses financial assets measured at fair value on a recurring basis and financial assets not recognized at fair value. This classification is made pursuant to the expressed in Note 3 “Basis for the preparation of these Financial Statements and applicable accounting standards”. Additionally, Note 13 explains the information related to the valuation process.
Moreover, the Bank applies the impairment requirements for guarantees granted, undrawn commitments of credit cards and checking accounts, letter of credits, which are not recognized in the consolidated statement of financial position. This impairment is disclosed in the consolidated statement of income as “Other operating expenses”.
For the purpose of assessing the Bank’s credit risk exposure and identifying material credit risk concentration, disclosures regarding credit risk of financial assets and items not recognized in the statement of financial position are as follows.

9.1	Exposure to credit risk
According to the nature of the information to be disclosed and the loan characteristics, the Bank groups them as follows (see in addition Note 52.1.4):

Composition	12/31/2023	12/31/2022
Loans and other financing	1,887,306,653	1,898,351,483
Individual assessment	438,779,000	339,228,709
Collective assessment	1,448,527,653	1,559,122,774

Less: Allowance for ECL	(53,648,800)	(34,262,639)

Total	1,833,657,853	1,864,088,844

The following table shows the credit quality and the carrying amount of credit risk, based on the Bank’s credit risk rating system, the probability of default (PD) and the year-end stage classification, taking into account what was mentioned in the previous paragraph. The amounts are presented gross of the impairment allowances.

Internal rating grade	Range PD			12/31/2023
				Stage 1	Stage 2	Stage 3	Total	%
Performing				1,768,631,793	49,326,689		1,817,958,482	96.32
High grade	0.00%	-	3.50%	1,656,677,021	17,622,473		1,674,299,494	88.70
Standard grade	3.51%	-	7.00%	74,319,390	11,096,658		85,416,048	4.53
Sub-standard grade	7.01%	-	33.00%	37,635,382	20,607,558		58,242,940	3.09
Past due but not impaired (1)	33.01%	-	99.99%	9,560,270	39,794,513		49,354,783	2.62
Impaired		100%				19,993,388	19,993,388	1.06

Total				1,778,192,063	89,121,202	19,993,388	1,887,306,653	100

%				94.22	4.72	1.06	100

Internal rating grade	Range PD			12/31/2022
				Stage 1	Stage 2	Stage 3	Total	%
Performing				1,808,202,524	39,193,802		1,847,396,326	97.32
High grade	0.00%	-	3.50%	1,681,921,508	7,681,012		1,689,602,520	89.01
Standard grade	3.51%	-	7.00%	74,589,458	9,486,644		84,076,102	4.43
Sub-standard grade	7.01%	-	33.00%	51,691,558	22,026,146		73,717,704	3.88
Past due but not impaired (1)	33.01%	-	99.99%	11,793,490	23,553,411		35,346,901	1.86
Impaired		100%				15,608,256	15,608,256	0.82

Total				1,819,996,014	62,747,213	15,608,256	1,898,351,483	100

%				95.87	3.31	0.82	100

(1)	It also includes transactions which are more than 5 days past due independently of the PD range assigned.

9.1.1	Loans on an individual assessment
The table below shows the credit quality and the debt balance to credit risk of commercial loans by grade on the Bank’s internal credit rating system, PD range and year-end stage classification. The Bank’s internal credit rating systems and the evaluation and measurement approaches are explained in Note 52.1 section “Credit risk”.

Internal rating grade	Range PD			12/31/2023
				Stage 1	Stage 2	Stage 3	Total	%
Performing				406,896,843	7,097,218		413,994,061	94.35
High grade	0.00%	-	3.50%	370,890,261	4,272,758		375,163,019	85.50
Standard grade	3.51%	-	7.00%	20,525,339	1,461		20,526,800	4.68
Sub-standard grade	7.01%	-	33.00%	15,481,243	2,822,999		18,304,242	4.17
Past due but not impaired	33.01%	-	99.99%		17,720,066		17,720,066	4.04
Impaired		100%				7,064,873	7,064,873	1.61

Total				406,896,843	24,817,284	7,064,873	438,779,000	100

%				92.73	5.66	1.61	100

Internal rating grade	Range PD			12/31/2022
				Stage 1	Stage 2	Stage 3	Total	%
Performing				326,942,915	8,003,761		334,946,676	98.74
High grade	0.00%	-	3.50%	305,519,934	3,864,391		309,384,325	91.20
Standard grade	3.51%	-	7.00%	11,345,135	1,951,825		13,296,960	3.92
Sub-standard grade	7.01%	-	33.00%	10,077,846	2,187,545		12,265,391	3.62
Past due but not impaired	33.01%	-	99.99%
Impaired		100%				4,282,033	4,282,033	1.26

Total				326,942,915	8,003,761	4,282,033	339,228,709	100

%				96.38	2.36	1.26	100

An analysis of changes in the gross carrying amount and the corresponding ECL allowances in relation to lending on an individual assessment is as follows:

	Stage			Total
	1	2	3
Gross carrying amount as of January 1, 2023	326,942,915	8,003,761	4,282,033	339,228,709
Assets originated or purchased	649,772,639	21,238,203		671,010,842
Assets derecognized or repaid	(176,933,446)		(2,809,863)	(179,743,309)
Variations	28,015,918	6,597,883	10,966,820	45,580,621
Transfers to Stage 1
Transfers to Stage 2
Transfers to Stage 3
Amounts Written Off			(647,847)	(647,847)
Monetary effects	(420,901,183)	(11,022,563)	(4,726,270)	(436,650,016)

As of December 31, 2023	406,896,843	24,817,284	7,064,873	438,779,000

	Stage			Total
	1	2	3
Gross carrying amount as of January 1, 2022	489,589,175	28,728,902	4,631,927	522,950,004
Assets originated or purchased	342,707,676	2,859,746		345,567,422
Assets derecognized or repaid	(259,247,462)	(10,856,932)	(3,298,295)	(273,402,689)
Variations	11,783,851	1,501,434	1,877,290	15,162,575
Transfers to Stage 1	77,630	(77,630)
Transfers to Stage 2
Transfers to Stage 3	(466,878)	(4,989,188)	5,456,066
Amounts Written Off
Monetary effects	(257,501,077)	(9,162,571)	(4,384,955)	(271,048,603)

As of December 31, 2022	326,942,915	8,003,761	4,282,033	339,228,709

	Stage			Total
	1	2	3
ECL amount as of January 1, 2023	2,935,963	1,034,229	2,394,551	6,364,743
Assets originated or purchased	6,805,503	13,734,889		20,540,392
Assets derecognized or repaid	(1,403,611)		(1,409,340)	(2,812,951)
Variations	12,242	2,519,984	7,869,986	10,402,212
Transfers to Stage 1
Transfers to Stage 2
Transfers to Stage 3
Amounts Written Off			(482,865)	(482,865)
Monetary effects	(3,692,265)	(3,704,590)	(2,817,639)	(10,214,494)

As of December 31, 2023	4,657,832	13,584,512	5,554,693	23,797,037

	Stage			Total
	1	2	3
ECL amount as of January 1, 2022	4,039,465	15,234,993	3,750,095	23,024,553
Assets originated or purchased	3,350,170	919,241		4,269,411
Assets derecognized or repaid	(1,856,376)	(6,696,177)	(2,708,533)	(11,261,086)
Variations	(216,466)	(1,606,792)	498,343	(1,324,915)
Transfers to Stage 1	48,467	(48,467)
Transfers to Stage 2
Transfers to Stage 3	(353,824)	(3,315,561)	3,669,385
Amounts Written Off
Monetary effects	(2,075,473)	(3,453,008)	(2,814,739)	(8,343,220)

As of December 31, 2022	2,935,963	1,034,229	2,394,551	6,364,743

9.1.2	Loans on a collective assessment
The table below shows the credit quality and the debt balance to credit risk of loans portfolio under collective assessment, by grade of credit risk classification based on the Bank’s internal credit rating system, PD range and year-end stage classification. The Bank’s internal credit rating systems and the evaluation and measurement approaches are explained in Note 52.1 section “Credit risk”.

Internal rating grade	Range PD			12/31/2023
				Stage 1	Stage 2	Stage 3	Total	%
Performing				1,361,734,950	42,229,471		1,403,964,421	96.93
High grade	0.00%	-	3.50%	1,285,786,760	13,349,715		1,299,136,475	89.69
Standard grade	3.51%	-	7.00%	53,794,051	11,095,197		64,889,248	4.48
Sub-standard grade	7.01%	-	33.00%	22,154,139	17,784,559		39,938,698	2.76
Past due but not impaired (1)	33.01%	-	99.99%	9,560,270	22,074,447		31,634,717	2.18
Impaired		100%				12,928,515	12,928,515	0.89

Total				1,371,295,220	64,303,918	12,928,515	1,448,527,653	100

%				94.67	4.44	0.89	100

Internal rating grade	Range PD			12/31/2022
				Stage 1	Stage 2	Stage 3	Total	%
Performing				1,481,259,609	31,190,041		1,512,449,650	97.00
High grade	0.00%	-	3.50%	1,376,401,574	3,816,621		1,380,218,195	88.52
Standard grade	3.51%	-	7.00%	63,244,323	7,534,819		70,779,142	4.54
Sub-standard grade	7.01%	-	33.00%	41,613,712	19,838,601		61,452,313	3.94
Past due but not impaired (1)	33.01%	-	99.99%	11,793,490	23,553,411		35,346,901	2.27
Impaired		100%				11,326,223	11,326,223	0.73

Total				1,493,053,099	54,743,452	11,326,223	1,559,122,774	100

%				95.76	3.51	0.73	100

(1)	It also includes transactions which are more than 5 days past due independently of the PD range assigned.

An analysis of changes in the gross carrying amount and the corresponding ECL allowances in relation to lending on a collective assessment is as follows:

	Stage			Total
	1	2	3
Gross carrying amount as of January 1, 2023	1,493,053,099	54,743,452	11,326,223	1,559,122,774
Assets originated or purchased	1,288,196,204	60,456,674		1,348,652,878
Assets derecognized or repaid	(264,755,327)	(7,819,751)	(1,732,917)	(274,307,995)
Variations	396,382,311	11,865,327	13,294,100	421,541,738
Transfers to Stage 1	21,169,524	(20,907,154)	(262,370)
Transfers to Stage 2	(41,248,185)	41,506,597	(258,412)
Transfers to Stage 3	(6,764,857)	(3,434,687)	10,199,544
Amounts Written Off	(584,285)	(1,905,495)	(4,097,034)	(6,586,814)
Monetary effects	(1,514,153,264)	(70,201,045)	(15,540,619)	(1,599,894,928)

As of December 31, 2023	1,371,295,220	64,303,918	12,928,515	1,448,527,653

	Stage			Total
	1	2	3
Gross carrying amount as of January 1, 2022	1,601,779,515	55,595,400	15,378,194	1,672,753,109
Assets originated or purchased	898,380,301	26,220,738		924,601,039
Assets derecognized or repaid	(300,383,490)	(9,477,785)	(3,040,709)	(312,901,984)
Variations	301,337,667	8,307,509	889,594	310,534,770
Transfers to Stage 1	19,195,129	(18,802,408)	(392,721)
Transfers to Stage 2	(31,409,433)	31,958,880	(549,447)
Transfers to Stage 3	(11,503,191)	(2,435,405)	13,938,596
Amounts Written Off	(862,520)	(1,609,898)	(6,239,607)	(8,712,025)
Monetary effects	(983,480,879)	(35,013,579)	(8,657,677)	(1,027,152,135)

As of December 31, 2022	1,493,053,099	54,743,452	11,326,223	1,559,122,774

	Stage			Total
	1	2	3
ECL amount as of January 1, 2023	13,882,539	5,640,910	8,374,447	27,897,896
Assets originated or purchased	12,741,034	3,750,273		16,491,307
Assets derecognized or repaid	(1,748,264)	(1,046,286)	(1,282,471)	(4,077,021)
Variations	4,045,132	3,699,144	17,195,963	24,940,239
Transfers to Stage 1	1,889,910	(1,700,132)	(189,778)
Transfers to Stage 2	(902,282)	1,088,669	(186,387)
Transfers to Stage 3	(192,467)	(540,494)	732,961
Amounts Written Off	(52,705)	(408,452)	(2,906,858)	(3,368,015)
Monetary effects	(14,365,446)	(5,888,448)	(11,778,749)	(32,032,643)

As of December 31, 2023	15,297,451	4,595,184	9,959,128	29,851,763

	Stage			Total
	1	2	3
ECL amount as of January 1, 2022	17,023,541	6,088,536	12,287,981	35,400,058
Assets originated or purchased	15,875,923	2,924,800		18,800,723
Assets derecognized or repaid	(3,910,181)	(1,134,000)	(2,366,268)	(7,410,449)
Variations	(1,567,582)	2,964,912	4,933,971	6,331,301
Transfers to Stage 1	2,170,916	(1,847,672)	(323,244)
Transfers to Stage 2	(661,196)	980,554	(319,358)
Transfers to Stage 3	(5,457,397)	(434,943)	5,892,340
Amounts Written Off	(51,899)	(357,667)	(5,119,302)	(5,528,868)
Monetary effects	(9,539,586)	(3,543,610)	(6,611,673)	(19,694,869)

As of December 31, 2022	13,882,539	5,640,910	8,374,447	27,897,896

Over the course of 202
3
 and 202
2
, the Bank generated from loan portfolio sales, profit for 417,637 and 528,247, respectively.
The contractual amount outstanding on loans and other financing that have been written off by the Bank as of December 31, 2023 and 2022 that were still subject to enforcement activity was 29,954,761 and 20,246,250, respectively.

9.2	Other debt securities at amortized cost
For local government securities, EAD is considered equal to the debt balance, because there is not available information of such instruments’ behavior when they defaulted. For PD and LGD parameters, they were calculated using Basel regulatory parameters, considering also the market value at year end (see
N
ote 52.1.4).
The criterion used to calculate ECL of Financial Trusts and Corporate Bonds is based on the rating granted by risk rating agencies to each debt security type making up the financial trusts or each corporate bond series, respectively. This means that the factor to be used will vary depending on the debt securities holdings (A or B). The EAD is assumed to be equal to the outstanding balance.
The table below shows the exposures gross of impairment allowances by stage:

Composition	12/31/2023
	Stage 1	Stage 2	Stage 3	Total	%
Local government securities and Central Bank of Argentina bills and notes	129,130,464			129,130,464	92.16
Corporate bonds	10,320,213			10,320,213	7.37
Financial trust	665,139			665,139	0.47
Other private securities			144	144	0.00

Total	140,115,816		144	140,115,960	100

%	100			100

Composition	12/31/2022
	Stage 1	Stage 2	Stage 3	Total	%
Local government securities and Central Bank of Argentina bills and notes	1,862,988,325			1,862,988,325	99.78
Corporate bonds	3,235,550			3,235,550	0.17
Financial trust	960,269			960,269	0.05

Total	1,867,184,144			1,867,184,144	100

%	100			100

The related ECL for local government securities
and Central Bank of Argentina bills and notes
as of December 31, 2023 and 2022 amounted to 858,814 and 1,040,723, respectively. The related ECL for Corporate bonds as of December 31, 2023 and 2022 amounted to 11,728 and 1,726, respectively. The ECL related to Financial trusts as of December 31, 2023 and 2022 amounted to 138 y 751, respectively. The ECL related to Other private securities as of December 31, 2023 amounted to 144. A detail of these investments is disclosed in Note 10.

9.3	Other debt securities at fair value through OCI
This group includes local and foreign government securities measured at fair value through OCI. For these assets, an individual assessment of the related parameters was performed. For PD and LGD parameters, they were calculated using Basel regulatory parameters.
The table below shows the exposures gross of impairment allowances by stage:

Composition	12/31/2023
	Stage 1	Stage 2	Stage 3	Total	%
Local government securities	248,113,739			248,113,739	85.06
Foreign government securities	43,575,623			43,575,623	14.94

Total	291,689,362			291,689,362	100

%	100			100

Composition	12/31/2022
	Stage 1	Stage 2	Stage 3	Total	%
Local government securities	406,326,814			406,326,814	94.61
Foreign government securities	23,141,672			23,141,672	5.39

Total	429,468,486			429,468,486	100

%	100			100

The related ECL for local government securities as of December 31, 2023 and 2022 amounted to 55,826 and 90,939, respectively. During 2023 and 2022, there were no transfers between stages. A detail of these investments is disclosed in Note 10.

9.4	Other financial assets
The table below shows the exposures gross of impairment allowances by stage:

Composition	12/31/2023
	Stage 1	Stage 2	Stage 3	Total	%
Other financial assets	175,585,670			175,585,670	100

Total	175,585,670			175,585,670	100

%	100			100

Composition	12/31/2022
	Stage 1	Stage 2	Stage 3	Total	%
Other financial assets	166,688,096			166,688,096	100

Total	166,688,096			166,688,096	100

%	100			100

The ECL related to these types of instruments amounted to 595,276 and 283,507 as of December 31, 2023 and 2022, respectively, including the ECL related to the payments to be collected for the transaction mentioned in Note 12.

9.5	Loans commitment
The table below shows the exposures gross of impairment allowances by stage:

Composition	12/31/2023
	Stage 1	Stage 2	Stage 3	Total	%
Undrawn commitments of credit cards and checking accounts	1,374,006,128	10,671,555	2,596	1,384,680,279	84.14
Guarantees granted	184,387,622			184,387,622	11.20
Responsibilities for foreign trade operations	40,110,366			40,110,366	2.44
Overdraft and unused agreed commitments	36,538,156	32,744		36,570,900	2.22

Total	1,635,042,272	10,704,299	2,596	1,645,749,167	100

%	99.35	0.65		100

Composition	12/31/2022
	Stage 1	Stage 2	Stage 3	Total	%
Undrawn commitments of credit cards and checking accounts	2,049,412,777	33,623,110	4,677	2,083,040,564	98.92
Guarantees granted	22,333,880			22,333,880	1.06
Overdraft and unused agreed commitments	497,588			497,588	0.02

Total	2,072,244,245	33,623,110	4,677	2,105,872,032	100

%	98.40	1.60		100

The related ECL for undrawn commitments of credit cards and checking accounts as of December 31, 2023 and 2022 amounted to 1,465,201 and 2,261,759, respectively. The ECL related to guarantees granted as of December 31, 2023 and 2022 amounted to 668,613 and 141,526, respectively. The ECL related to overdraft and unused agreed commitments as of December 31, 2023 and 2022 amounted to 42,841
and
227, respectively.
For undrawn commitments of credit cards and checking accounts, during 2023 there were transfers of the carrying amounts to Stage 1, Stage 2 and Stage 3 for an amount of 12,817,064, (12,819,013
)
and 1,949,
respectively, and there were transfers of the ECL to Stage 1, Stage 2 and Stage 3 for an amount of
217,090, (217,095) and 5,
respectively. For undrawn commitments of credit cards and checking accounts, during 2022 there were transfers of the carrying amounts to Stage 1, Stage 2 and Stage 3 for an amount of (18,217,967), 18,041,458 and 176,509, respectively, and there were transfers of the ECL to Stage 1, Stage 2 and Stage 3 for an amount of 154,592, (155,287) and 788, respectively. For the other items, there were no transfers between stages during 2023 and 2022.